SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
Statement [Line Items]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	December 31, 2018		December 31, 2017
	Number of	Weighted Average	Number of	Weighted Average
	Options	Exercise Price (CAD$)	Options	Exercise Price (CAD$)
Outstanding, beginning of year	16,050,000	0.16	15,710,000	0.16
Granted	2,570,000	0.06	2,900,000	0.095
Expired	(3,760,000)	0.16	(2,500,000)	(0.45)
Forfeiture	-	-	(60,000)	(0.10)
Outstanding, end of year	14,860,000	0.09	16,050,000	0.16
Exercisable, end of year	14,860,000	0.09	15,850,000	0.17

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
	Exercise Price	Number of Options Outstanding
Expiry Date	(CAD$)	December 31, 2018	December 31, 2017
September 19, 2018	0.16	-	3,760,000
June 25, 2019	0.10	2,815,000	2,815,000
December 31, 2019	0.05	1,000,000	1,000,000
March 26, 2020	0.05	200,000	200,000
July 16, 2020	0.13	2,380,000	2,380,000
April 14, 2021	0.065	2,995,000	2,995,000
June 23, 2022	0.095	2,900,000	2,900,000
September 20, 2023	0.06	2,570,000	-
		14,860,000	16,050,000

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	Year ended December 31,
	2018	2017	2016
Weighted average share price	CAD0.05	CAD0.06	CAD0.09
Risk-free interest rate	1.32%	0.60%	0.60%
Expected share price volatility	103%	85%	141%
Expected option life in years	5.0	5.0	5.0
Forfeiture rate	0%	0%	0%
Expected dividend yield	0%	0%	0%

Additional information about share-based payment arrangements [Table Text Block]
	Year ended December 31,
(In thousands of U.S. Dollars)	2018	2017	2016
Consultants	$22	$55	$30
Directors and officers	53	88	85
Employees	16	26	21
	$91	$169	$136

Disclosure of detailed information about warrants outstanding [Table Text Block]
Expiry date	Exercise price	December 31, 2018	December 31, 2017
January 2, 2018	CAD0.16	-	5,721,000
September 13, 2018	$0.15	-	29,810,000
October 3, 2019	$0.16	19,000,000	19,000,000
		19,000,000	54,531,000